Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$687,040.16

Principal:
Principal Collections	$8,314,990.51
Prepayments in Full	$3,796,597.34
Liquidation Proceeds	$65,407.06
Recoveries	$8,516.20
Sub Total	$12,185,511.11
Collections	$12,872,551.27

Purchase Amounts:
Purchase Amounts Related to Principal	$288,272.88
Purchase Amounts Related to Interest	$1,475.41
Sub Total	$289,748.29

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,162,299.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	36
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$13,162,299.56
Servicing Fee	$167,303.35	$167,303.35	$0.00	$0.00	$12,994,996.21
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,994,996.21
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,994,996.21
Interest - Class A-3 Notes	$10,275.97	$10,275.97	$0.00	$0.00	$12,984,720.24
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$12,931,337.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,931,337.99
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$12,904,774.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,904,774.99
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$12,883,208.99
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,883,208.99
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$12,848,668.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,848,668.32
Regular Principal Payment	$12,017,441.03	$12,017,441.03	$0.00	$0.00	$831,227.29
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$831,227.29
Residual Released to Depositor	$0.00	$831,227.29	$0.00	$0.00	$0.00
Total		$13,162,299.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,017,441.03
Total					$12,017,441.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,017,441.03	$36.84	$10,275.97	$0.03	$12,027,717.00	$36.87
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$12,017,441.03	$11.20	$146,327.89	$0.14	$12,163,768.92	$11.34

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$24,178,741.30	0.0741224	$12,161,300.27	0.0372817
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$193,428,741.30	0.1802607	$181,411,300.27	0.1690614

Pool Information
Weighted Average APR	4.088%	4.092%
Weighted Average Remaining Term	27.32	26.52
Number of Receivables Outstanding	18,344	17,724
Pool Balance	$200,764,020.44	$188,186,015.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$193,428,741.30	$181,411,300.27
Pool Factor	0.1831708	0.1716950

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$6,774,715.23
Targeted Overcollateralization Amount	$6,774,715.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$6,774,715.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	October 2015
Payment Date	11/16/2015
Transaction Month	36

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$112,737.15
(Recoveries)		76	$8,516.20
Net Losses for Current Collection Period			$104,220.95
Cumulative Net Losses Last Collection Period			$5,948,524.57
Cumulative Net Losses for all Collection Periods			$6,052,745.52

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.62%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.23%	292	$4,191,242.41
61-90 Days Delinquent	0.30%	38	$565,775.01
91-120 Days Delinquent	0.11%	14	$201,412.14
Over 120 Days Delinquent	0.40%	42	$754,030.50
Total Delinquent Receivables	3.04%	386	$5,712,460.06

Repossession Inventory:
Repossessed in the Current Collection Period		13	$204,570.27
Total Repossessed Inventory		18	$278,805.10

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2767%
Preceding Collection Period			0.3340%
Current Collection Period			0.6431%
Three Month Average			0.4179%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4825%
Preceding Collection Period			0.4906%
Current Collection Period			0.5304%
Three Month Average			0.5012%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer